UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4066

					Cash Assets Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	3/31/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


                                     ANNUAL
                                     REPORT

                                 MARCH 31, 2006

                            THE PACIFIC CAPITAL FUNDS
                                       OF
                                CASH ASSETS TRUST

                        PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                                CASH ASSETS TRUST

                         PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST

                       [LOGO OF THE PACIFIC CAPITAL FUNDS
                          OF CASH ASSETS TRUST: A LION
                         STANDING ON A TWISTED ROPE] (R)

                               A CASH MANAGEMENT
                                   INVESTMENT

[LOGO OF THE PACIFIC        THE PACIFIC CAPITAL FUNDS
CAPITAL FUNDS OF CASH                  OF
ASSETS TRUST: A LION            CASH ASSETS TRUST
STANDING ON A TWISTED
ROPE] (R)                         ANNUAL REPORT

                                                                    May 18, 2006

Dear Investor:

      We are pleased to present the Annual Report for The Pacific Capital Funds of Cash Assets Trust for the fiscal year ended March 31, 2006.

      The enclosed Annual Report includes the three series of Cash Assets Trust (the "Trust"): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust and its two classes of shares: Original Shares and Service Shares. The Trust was specifically created to meet the short-term investment needs of Hawaii investors and others.

                       -----------------------------------

      This year's report reflects the continued upward trend in rates indicated by the Federal Reserve (the "Fed") in terms of direction of the Federal Funds rate. Over the past 12-month period, the Fed maintained a watchful eye on the economy and inflation, and as a result, the Fed's monetary policy had an impact on the short-term debt markets. During the period, the Fed's policy makers raised the target for its benchmark short-term interest rates to 4.75% as of March 28, 2006, from a level of 2.75% just a year ago.

      The U.S. economy reported better than expected growth during the current report period, despite facing counterbalancing forces from the impact of the two major Gulf Coast hurricanes, volatile energy prices and political instability in many areas around the world. Both consumer and business spending remained relatively strong in light of rising interest rates and energy prices. The manufacturing sector of the economy remains modestly upbeat, indicating strength in both orders and production. This suggests that capital spending by businesses will continue to expand but will remain cautious due to concerns about the impact of higher prices for energy and industrial commodities. There were, however, signs that the real estate market might finally be feeling the sting of the continued upward trend in interest rates. Rising mortgage rates are expected to continue to exert downward pressures on residential sales and home construction over coming quarters.

      The rise in short-term interest rates is welcome news for money market fund investors. You may recall that at March 31, 2004, short-term rates were at the level of 1.00%. Yet, yields on money market funds like each portfolio in the Trust, move in concert with rate policies pursued by the Fed. Therefore, by keeping the average weighted portfolio maturity of each fund relatively short, the

                         NOT A PART OF THE ANNUAL REPORT

Trust's Investment Adviser, the Asset Management Group of Bank of Hawaii, has taken advantage of the rise in short-term interest rates. We beleive each of the Trust's portfolios continues to provide competitive returns to alternative short-term investment opportunities without wavering from their conservative investment guidelines.

      We are optimistic that the Pacific Capital Funds of Cash Assets Trust will seek to provide investors with more attractive yields during the fiscal year ahead. In managing the portfolios of the Trust, we will strive to continue to be alert to market opportunities in terms of seeking to produce a higher return competitive with other short-term alternatives.

      On behalf of the Board of Trustees and the Trust's management, thank you for your continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come.

                                         Sincerely,


/s/ Diana P. Herrmann                          /s/ Lacy B. Herrmann

Diana P. Herrmann                              Lacy B. Herrmann
President                                      Founder and Chairman Emeritus

                      NOT A PART OF THE SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The Pacific Capital Funds of Cash Assets Trust:

      We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of The Pacific Capital Funds of Cash Assets Trust (the "Trust") (comprised of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, and Pacific Capital U.S. Government Securities Cash Assets Trust) (the "Funds"), as of March 31, 2006 and the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended March 31, 2005 and the financial highlights for each of the years in the four year period ended March 31, 2005 have been audited by other auditors, whose report dated May 23, 2005 expressed an unqualified opinion on such financial statements and financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising the Trust as of March 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 15, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
--------------------------------------------------------------------------------

     FACE
    AMOUNT        COMMERCIAL PAPER (63.1%)                                                       VALUE
---------------   ------------------------------------------------------------------------   ------------
                  AUTOMOTIVE (4.4%)
$    20,000,000   Toyota Motor Credit Corp., 3.98%, 05/22/06 .............................   $ 19,887,233
                                                                                             ------------

                  BANKS (8.8%)
     20,000,000   Louis Dreyfus Corp. LOC Barclays Bank PLC, 4.76%, 04/26/06 .............     19,933,889
     20,000,000   Societe Generale N.A., Inc., 4.64%, 06/09/06 ...........................     19,822,325
                                                                                             ------------
                                                                                               39,756,214
                                                                                             ------------

                  BORROWING CONDUIT (4.4%)
     20,000,000   Abbey National North America Corp., 4.42%, 04/05/06 ....................     19,990,178
                                                                                             ------------

                  BROKERAGE (4.4%)
     20,000,000   Bear Stearns & Co., 4.61%, 05/09/06 ....................................     19,902,678
                                                                                             ------------

                  EDUCATION (4.3%)
     20,000,000   Harvard University 4.77%, 08/18/06 .....................................     19,631,650
                                                                                             ------------

                  FINANCE (17.5%)
     20,000,000   AIG Funding, 4.46%, 04/05/06 ...........................................     19,990,089
     20,000,000   American Express Credit Corp., 4.42% 04/04/06 ..........................     19,992,633
     20,000,000   Citigroup Global Markets Holdings, Inc., 4.50%, 06/01/06 ...............     19,847,500
     20,000,000   PACCAR Financial Corp., 4.31%, 05/18/06 ................................     19,878,845
                                                                                             ------------
                                                                                               79,709,067
                                                                                             ------------

                  INSURANCE (4.3%)
     20,000,000   Prudential Funding, 4.70%, 07/24/06 ....................................     19,702,333
                                                                                             ------------
                  Total Commercial Paper .................................................    218,579,353
                                                                                             ------------

                  CERTIFICATES OF DEPOSIT (4.4%)

                  BANK (4.4%)
     20,000,000   Wells Fargo, 4.74%, 04/17/06 ...........................................     20,000,000
                                                                                             ------------

                  CORPORATE NOTE (3.3%)
                  INSURANCE (3.3%)
     15,000,000   Peoples Benefit Life Insurance,
                    Variable Rate Note, 4.78%, 12/22/06* .................................     15,000,000
                                                                                             ------------

     FACE
    AMOUNT        U.S. GOVERNMENT AGENCIES (26.5%)                                               VALUE
---------------   ------------------------------------------------------------------------   ------------
                  FEDERAL HOME LOAN MORTGAGE CORP. (17.8%)
$    40,000,000   4.25%, 04/11/06 ........................................................   $ 39,952,789
     42,000,000   4.86%, 08/29/06 ........................................................     41,150,375
                                                                                             ------------
                                                                                               81,103,164
                                                                                             ------------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION (8.7%)
     40,000,000   4.42%, 06/07/06 ........................................................     39,670,956
                                                                                             ------------
                    Total U.S. Government Agencies .......................................    120,774,120
                                                                                             ------------

                  REPURCHASE AGREEMENT  (17.6%)
                  Bank of America
     80,000,000   4.70%, 04/03/06 ........................................................     80,000,000
                    (Proceeds of $80,031,333 to be received at maturity, Collateral:         ------------
                    $83,590,000 Federal Home Loan Mortgage Corp. 4.125% due
                    10/18/10; the collateral fair value plus interest receivable equals $81,703,130)

    SHARES        INVESTMENT COMPANY  (0.3%)
---------------   ------------------------------------------------------------------------   ------------
      1,640,971   JP Morgan U.S. Government Money Market Fund,
                    Capital Shares .......................................................      1,640,971

                  Total Investments (Amortized Cost $455,994,444**) ..............  100.2%    455,994,444
                  Other assets less liabilities ..................................   (0.2)     (1,105,045)
                  NET ASSETS .....................................................  100.0%   $454,889,399

* Illiquid security. Considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate note, the rate shown represents the rate in effect at march 31, 2006, and the maturity date reflects the next rate change date. Represents 3.3% Of net assets.

**    Cost for federal income tax and financial reporting purposes is identical.

                                                                PERCENT OF
      PORTFOLIO DISTRIBUTION (UNAUDITED)                         PORTFOLIO
      ----------------------------------                        ----------
      Commercial Paper .......................................     47.9%
      Certificates of Deposit ................................      4.4
      Corporate Note .........................................      3.3
      U.S. Government Agencies ...............................     26.5
      Repurchase Agreement ...................................     17.5
      Investment Company .....................................      0.4
                                                                ----------
                                                                  100.0%
                                                                ==========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
--------------------------------------------------------------------------------

                                                                                   RATING
      FACE                                                                        MOODY'S/
     AMOUNT       MUNICIPAL BONDS (99.5%)                                            S&P            VALUE
---------------   ---------------------------------------------------------     -----------     -------------
                  ARIZONA (0.7%)
                  Phoenix, AZ Civic Improvement Corporation Water
                     System Revenue Jr. Lien - Prerefunded to 07/01/06
                     @100, Collateral: State & Local Government Series
$     1,500,000   5.800%, 07/01/12 ........................................        Aaa/AA       $   1,509,051
                                                                                                -------------

                  COLORADO (3.4%)
                  Colorado Housing & Finance Authority Revenue Bonds,
                     Class I, Series A-1, Weekly Reset VRDO*, SPA: FHLB
      7,600,000   3.200%, 10/01/30 ........................................      VMIG1/A-1+         7,600,000
                                                                                                -------------

                  FLORIDA (1.2%)
                  Dade County, FL School Board Certificates of
                     Participation Series B - Prerefunded to 08/01/06 @101,
                     AMBAC Insured, Collateral: US Govt. Securities
      2,000,000   5.600%, 08/01/26 ........................................        Aaa/AAA          2,035,443
                  Sarasota County, FL Utility System Revenue -
                     Prerefunded to 10/01/06 @102, FGIC Insured,
                     Collateral: State & Local Government Series
        750,000   5.250%, 10/01/25 ........................................        Aaa/AAA            772,153
                                                                                                -------------
                                                                                                    2,807,596
                                                                                                -------------
                  HAWAII (25.8%)
                  Hawaii State Highway Revenue Series B Prerefunded
                     07/01/06 @102 FGIC Insured, Collateral: State &
                     Local Government Series
      3,705,000   5.600%, 07/01/13 ........................................        Aaa/AAA          3,801,124
                  State of Hawaii Series CO General Obligation
                     FGIC Insured
      1,000,000   6.000%, 09/01/06 ........................................        Aaa/AAA          1,012,278
                  Hawaii State Department of Budget and Finance of
                     the State Special Purpose Revenue Bonds Pacific
                     Health (Kapiolani Health Care) Prerefunded
                     07/01/06 @102 MBIA-IBC Insured, Collateral:
                     State & Local Government Series
      1,000,000   6.000%, 07/01/11 ........................................        Aaa/AAA          1,026,835
      1,000,000   6.200%, 07/01/16 ........................................        Aaa/AAA          1,027,315
      1,000,000   6.250%, 07/01/21 ........................................        Aaa/AAA          1,027,436

                                                                                   RATING
      FACE                                                                        MOODY'S/
     AMOUNT       MUNICIPAL BONDS (CONTINUED)                                        S&P            VALUE
---------------   ---------------------------------------------------------     -----------     -------------
                  HAWAII (CONTINUED)
                  Hawaii State Department of Budget and Finance
                     (Queens Health System) Series C, Weekly Reset
                     VRDO*, AMBAC Insured, SPA: Bank of America N.A.
$    10,000,000   3.087%, 07/01/28 ........................................       MIG1/AAA      $  10,000,000
                  Hawaii State Department of Budget and Finance of
                     the State Special Purpose Revenue Bonds (The
                     Queen's Health System) Series A, Prerefunded
                     07/01/06 @102, Collateral: State & Local
                     Government Series
      5,000,000   6.050%, 07/01/16 ........................................         A1/A+           5,132,612
      3,500,000   5.750%, 07/01/26 ........................................         A1/A+           3,591,420
                  Hawaii State Department of Budget and Finance of
                     the State Special Purpose Revenue Bonds (The
                     Queen's Health System) Series A, Weekly Reset
                     VRDO*, SPA: Bank of Nova Scotia, AMBAC Insured
      4,600,000   3.100%, 07/01/29 ........................................      VMIG1/A-1+         4,600,000
                  Hawaii State Department of Budget and Finance of
                     the State Special Purpose Revenue Bonds (The
                     Queen's Health System) Series A, Weekly Reset
                     VRDO*, SPA: Bank of Nova Scotia
     26,990,000   3.170%, 07/01/26 ........................................       VMIG1/A-1        26,990,000
                                                                                                -------------
                                                                                                   58,209,020
                                                                                                -------------
                  ILLINOIS (4.1%)
                  Chicago, IL General Obligation Bonds, Series B,
                     Weekly Reset VRDO*, SPA: Landesbank
                     Baden-Wurttemberg FGIC Insured
      3,000,000   3.190%, 01/01/37 ........................................      VMIG1/A-1+         3,000,000
                  Chicago, IL Metropolitan Water Reclamation
                     District-Greater Chicago General Obligation Bonds,
                     Series A, Weekly Reset VRDO*, SPA: 70%
                     Bank of America 30% Lloyds TSB Bank
      5,000,000   3.180%, 12/01/31 ........................................      VMIG1/A-1+         5,000,000
                  Chicago, IL Park District, General Obligation
                     Prerefunded to 01/01/07 @101, MBIA Insured
                     Collateral: State & Local Government Series
      1,145,000   5.400%, 01/01/09 ........................................        Aaa/AAA          1,173,223
                                                                                                -------------
                                                                                                    9,173,223
                                                                                                -------------

                                                                                   RATING
      FACE                                                                        MOODY'S/
     AMOUNT       MUNICIPAL BONDS (CONTINUED)                                        S&P            VALUE
---------------   ---------------------------------------------------------     -----------     -------------
                  LOUISIANA (0.4%)
                  Louisiana St., Refunding, Series A, General Obligation,
                     Escrowed to Maturity, AMBAC Insured
$     1,000,000   5.500%, 04/15/06 ........................................        Aaa/AAA      $   1,000,840
                                                                                                -------------
                  MASSACHUSETTS (5.5%)
                  Massachusetts State Consolidated Loan, Series B,
                     General Obligation, Prerefunded to 06/01/06 @101,
                     FGIC Insured, Collateral: State & Local
                     Government Series
      3,500,000   5.750%, 06/01/13 ........................................        Aaa/AAA          3,549,945
                  Massachusetts State Health & Educational Facilities
                     Authority Revenue Wellesley College Series
                     1999G Daily Reset VRDO*
      8,825,000   3.060%, 07/01/39 ........................................      VMIG1/A-1+         8,825,000
                                                                                                -------------
                                                                                                   12,374,945
                                                                                                -------------
                  MICHIGAN (5.0%)
                  Eastern Michigan University, MI University Revenue
                     Bonds, Daily Reset VRDO*, FGIC Insured,
                     SPA: FGIC-SPI
      5,510,000   3.180%, 06/01/27 ........................................       Aaa/A-1+          5,510,000
                  Michigan State Trunk Line, Series A, Revenue Bond,
                     Prerefunded to 11/01/06 @101, FGIC Insured,
                     Collateral: State & Local Government Series
      1,500,000   5.625%, 11/01/26 ........................................        Aaa/AAA          1,535,085
                  Northern Michigan University Revenue Bonds, Daily
                     Reset VRDO*, FGIC Insured, SPA: FGIC-SPI
      4,310,000   3.180%, 06/01/31 ........................................      VMIG1/A-1+         4,310,000
                                                                                                -------------
                                                                                                   11,355,085
                                                                                                -------------
                  MISSOURI (14.6%)
                  Kansas City, MO Industrial Development Authority
                     Revenue Bonds, (Ewing Marion Kaufman
                     Foundation), Daily Reset VRDO*
      7,110,000   3.180%, 04/01/27 ........................................        NR/A-1+          7,110,000
      1,800,000   3.180%, 04/01/27 ........................................        NR/A-1+          1,800,000

                                                                                   RATING
      FACE                                                                        MOODY'S/
     AMOUNT       MUNICIPAL BONDS (CONTINUED)                                        S&P            VALUE
---------------   ---------------------------------------------------------     -----------     -------------
                  MISSOURI (CONTINUED)
                  Missouri State, Health & Educational Facilities
                     Authority Revenue Bonds (St. Louis University),
                     Series A, Daily  Reset VRDO*, SPA:
                     Bank of America N.A.
$     1,185,000   3.210%, 10/01/09 ........................................      VMIG1/A-1+     $   1,185,000
                  Missouri State, Health & Educational Facilities
                     Authority Revenue Bonds (St. Louis University),
                     Series B, Daily Reset VRDO*, SPA:
                     Bank of America N.A.
      5,060,000   3.210%, 10/01/24 ........................................      VMIG1/A-1+         5,060,000
                  Missouri State Health & Educational Facilities
                     Authority (Washington University), Series B, SPA:
                     JP Morgan Chase Bank, Daily Reset VRDO*
      2,600,000   3.180%, 03/01/40 ........................................      VMIG1/A-1+         2,600,000
                  Missouri State, Health & Educational Facilities
                     Authority Revenue Bonds (Washington University),
                     Series C, Daily Reset VRDO*, SPA:
                     JP Morgan Chase Bank
      2,800,000   3.170%, 09/01/30 ........................................      VMIG1/A-1+         2,800,000
                  Missouri State, Health & Educational Facilities
                     Authority Revenue Bonds (Washington University),
                     Series D, Daily Reset VRDO*, SPA:
                     JP Morgan Chase Bank
      2,100,000   3.170%, 09/01/30 ........................................      VMIG1/A-1+         2,100,000
                  University of Missouri, Curators of the University of
                     Missouri System Facilities Revenue Bonds,
                     Series A, Daily Reset VRDO*
     10,300,000   3.160%, 11/01/32 ........................................      VMIG1/A-1+        10,300,000
                                                                                                -------------
                                                                                                   32,955,000
                                                                                                -------------
                  MONTANA (3.4%)
                  Montana State, Health Facilities Authority Revenue
                     Bonds, Series A, Weekly Reset VRDO*, FGIC
                     Insured SPA: Wells Fargo
      7,655,000   3.190%, 12/01/15 ........................................      VMIG1/A-1+         7,655,000
                                                                                                -------------

                                                                                   RATING
      FACE                                                                        MOODY'S/
     AMOUNT       MUNICIPAL BONDS (CONTINUED)                                        S&P            VALUE
---------------   ---------------------------------------------------------     -----------     -------------
                  NEVADA (4.0%)
                  Clark County, NV Airport Revenue Bonds, Series C,
                     Weekly Reset VRDO*, FGIC Insured, SPA:
                     Landesbank Baden-Wurttemberg
$     9,000,000   3.170%, 07/01/29 ........................................      VMIG1/A-1+     $   9,000,000
                                                                                                -------------
                  NEW YORK (8.1%)
                  Long Island, NY Power Authority Revenue Bonds,
                     Series 1A, Weekly Reset VRDO*, LOC: 80%
                     Bayerische Landesbank 20% Landesbank
                     Baden-Wurttemberg
      9,000,000   3.160%, 05/01/33 ........................................      VMIG1/A-1+         9,000,000
                  New York, NY City Transitional Finance Authority
                     Revenue Bonds, Series 3, Daily Reset VRDO*,
                     SPA: Royal Bank of Canada
      9,200,000   3.180%, 11/01/22 ........................................      VMIG1/A-1+         9,200,000
                                                                                                -------------
                                                                                                   18,200,000
                                                                                                -------------
                  NORTH CAROLINA (8.9%)
                  Charlotte, NC Airport Revenue Bonds, Series A,
                  Weekly Reset VRDO*, MBIA Insured, SPA:
                     JP Morgan Chase
      4,420,000   3.160%, 07/01/16 ........................................      VMIG1/A-1+         4,420,000
                  Concord, NC Utility Systems Revenue Bonds,
                     Series B, Weekly Reset VRDO*, FSA Insured, SPA:
                     Wachovia Bank
      8,820,000   3.160%, 12/01/22 ........................................       VMIG1/NR          8,820,000
                  Durham, NC Public Improvement General
                     Obligation Bonds Weekly Reset VRDO*,
                     SPA: Wachovia Bank of NC
      2,975,000   3.190%, 02/01/11 ........................................      VMIG1/A-1+         2,975,000
                  Durham, NC General Obligation Bonds (Public
                     Improvement Project), Weekly Reset VRDO*,
                     SPA: Wachovia Bank of North Carolina
      1,150,000   3.190%, 02/01/09 ........................................      VMIG1/A-1+         1,150,000
      1,270,000   3.190%, 02/01/12 ........................................      VMIG1/A-1+         1,270,000
      1,475,000   3.190%, 02/01/13 ........................................      VMIG1/A-1+         1,475,000
                                                                                                -------------
                                                                                                   20,110,000
                                                                                                -------------

                                                                                   RATING
      FACE                                                                        MOODY'S/
     AMOUNT       MUNICIPAL BONDS (CONTINUED)                                        S&P            VALUE
---------------   ---------------------------------------------------------     -----------     -------------
                  OHIO (1.3%)
                  Ohio Housing Finance Agency Mortgage Revenue
                     Bonds (Residential Mortgage), Series E-AMT,
                     Weekly Reset VRDO*, SPA: FHLB
$     2,895,000   3.230%, 09/01/34 ........................................       VMIG1/NR      $   2,895,000
                                                                                                -------------
                  PENNSYLVANIA (1.8%)
                  Philadelphia, PA Hospital & Education Facility
                     Authority Revenue (Children's Hospital) Project C,
                     MBIA Insured, SPA: JP Morgan Chase Bank Daily
                     Reset VRDO*
      2,400,000   3.140%, 07/01/31 ........................................       Aaa/VMIG1         2,400,000
                  Philadelphia, PA Hospital & Education Facility
                     Authority Revenue (Children's Hospital) Project D,
                     MBIA Insured, SPA: Westdeutsche Landesbank
                     Daily Reset VRDO*
      1,700,000   3.140%, 07/01/31 ........................................       Aaa/VMIG2         1,700,000
                                                                                                -------------
                                                                                                    4,100,000
                                                                                                -------------
                  TEXAS (2.2%)
                  Texas State, TX Turnpike Authority Central System
                     Revenue Bonds, Series B, Weekly Reset VRDO*,
                     AMBAC Insured, SPA: Bank of Nova Scotia
      5,000,000   3.160%, 08/15/42 ........................................       Aaa/A-1+          5,000,000
                                                                                                -------------
                  UTAH (1.5%)
                  Timpanagos Special Service District, UT Sewer
                     Revenue, Series A, Prerefunded to 06/01/06 @101,
                     AMBAC Insured, Collateral: US Government Securities
      3,405,000   6.100%, 06/01/19 ........................................        Aaa/AAA          3,452,738
                                                                                                -------------
                  VIRGINIA (3.4%)
                  Chesapeake, VA Public Improvement, General
                     Obligation, Prerefunded to 05/01/06 @102, State
                     Aid Withholding, Collateral: US Government Securities
      1,700,000   5.500%, 05/01/16 ........................................        Aa2/AA           1,736,778
                  University of Virginia Revenue Bonds, Series A,
                     Weekly Reset VRDO*
      6,000,000   3.100%, 06/01/34 ........................................      VMIG1/A-1+         6,000,000
                                                                                                -------------
                                                                                                    7,736,778
                                                                                                -------------

                                                                                   RATING
      FACE                                                                        MOODY'S/
     AMOUNT       MUNICIPAL BONDS (CONTINUED)                                        S&P            VALUE
---------------   ---------------------------------------------------------     -----------     -------------
                  WASHINGTON (2.2%)
                  Seattle, WA Water System Revenue Bonds, Series A,
                     Weekly Reset  VRDO*, LOC: Bayerische Landesbank
$     5,000,000   3.050%, 03/01/32 .......................................       VMIG1/A-1+     $   5,000,000
                                                                                                -------------
                  Total Municipal Bonds                                                           220,134,276
                                                                                                -------------

     SHARES       INVESTMENT COMPANY SHARES (2.0%)
---------------   ---------------------------------------------------------
      4,420,000   Goldman Sachs Financial Square Tax-Free Money
                     Market Fund Institutional Shares ....................                          4,420,000
                                                                                                -------------

                     Total Investments (Amortized Cost $224,554,276**) ...          99.5%         224,554,276
                     Other assets less liabilities .......................           0.5            1,034,547
                                                                                 ----------     -------------
                     NET ASSETS ..........................................         100.0%       $ 225,588,823
                                                                                 ==========     =============

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity
**    Cost for Federal income tax and financial reporting purposes is identical.

                       PORTFOLIO DISTRIBUTION (UNAUDITED)

                                                                  PERCENTAGE
                                                                 OF PORTFOLIO
                                                                 ------------
      Hawaii                                                         25.9%
      Missouri                                                       14.7
      North Carolina                                                  9.0
      New York                                                        8.1
      Massachusetts                                                   5.5
      Michigan                                                        5.1
      Illinois                                                        4.1
      Nevada                                                          4.0
      Colorado                                                        3.4
      Montana                                                         3.4
      Virginia                                                        3.4
      Texas                                                           2.2
      Washington                                                      2.2
      Investment Company                                              2.0
      Pennsylvania                                                    1.8
      Utah                                                            1.5
      Florida                                                         1.3
      Ohio                                                            1.3
      Arizona                                                         0.7
      Louisiana                                                       0.4
                                                                    -----
                                                                    100.0%
                                                                    =====

                            PORTFOLIO ABBREVIATIONS:

AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Corporation
FHLB - Federal Home Loan Bank
FSA - Financial Security Assurance
IBC - Insured Bond Certificate
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
SPA - Standby Bond Purchase Agreement
SPI - Securities Purchase, Inc.
VRDO - Variable Rate Demand Obligation

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
--------------------------------------------------------------------------------

      FACE
     AMOUNT       U.S. GOVERNMENT AGENCIES (99.9%)                                       VALUE
---------------   --------------------------------------------------------------    --------------
                  FEDERAL HOME LOAN BANK (99.9%)
$   231,000,000   4.63%, 04/03/06 ..............................................    $  230,940,581
     94,000,000   4.47%, 04/05/06 ..............................................        93,953,313
     98,000,000   4.44%, 04/06/06 ..............................................        97,939,567
     65,000,000   4.49%, 04/07/06 ..............................................        64,951,304
     88,000,000   4.46%, 04/12/06 ..............................................        87,880,210
     78,000,000   4.46%, 04/17/06 ..............................................        77,845,387
     80,000,000   4.49%, 04/19/06 ..............................................        79,820,400
     98,000,000   4.50%, 04/26/06 ..............................................        97,693,750
     85,000,000   4.52%, 04/28/06 ..............................................        84,711,850
     52,000,000   4.63%, 05/01/06 ..............................................        51,799,367
     85,000,000   4.54%, 05/05/06 ..............................................        84,635,539
     52,000,000   4.65%, 05/19/06 ..............................................        51,677,600
     65,000,000   4.36%, 05/24/06 ..............................................        64,582,772
     15,000,000   4.36%, 05/31/06 ..............................................        14,891,000
     27,936,000   4.68%, 06/09/06 ..............................................        27,685,414
     25,000,000   4.68%, 06/14/06 ..............................................        24,759,500
     80,000,000   4.73%, 06/21/06 ..............................................        79,149,500
                                                                                    --------------
                    Total U.S. Government Agencies .............................     1,314,917,054
                                                                                    --------------

     SHARES       INVESTMENT COMPANY (0.3%)
---------------   --------------------------------------------------------------    --------------
      3,792,507   JP Morgan U.S. Government Money Market Fund,
                     Capital Shares ............................................         3,792,507
                                                                                    --------------

                       Total Investments
                         (Amortized Cost $1,318,709,561*) ............  100.2%       1,318,709,561
                       Other assets less liabilities .................   (0.2)          (2,042,939)
                                                                        -----       --------------
                       NET ASSETS ....................................  100.0%      $1,316,666,622
                                                                        =====       ==============

*     COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES IS IDENTICAL.

                                                                 PERCENT OF
      PORTFOLIO DISTRIBUTION (UNAUDITED)                         PORTFOLIO
      ----------------------------------                         ---------
      U.S. Government Agencies                                     99.7%
      Investment Company                                            0.3
                                                                  -----
                                                                  100.0%
                                                                  =====

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2006
--------------------------------------------------------------------------------

                                                                    CASH            TAX-FREE         GOVERNMENT
                                                                    FUND              FUND              FUND
                                                               --------------    --------------    --------------
ASSETS:
  Investments at value and amortized cost (note 2) ........    $  375,994,444    $  224,554,276    $1,318,709,561
  Repurchase agreement (note 2) ...........................        80,000,000                --                --
  Cash ....................................................                --             5,555                --
  Receivable for investment securities sold ...............                --         3,600,000                --
  Interest receivable .....................................            89,359         1,371,879            11,661
  Other assets ............................................            17,131             7,666            42,517
                                                               --------------    --------------    --------------
    Total Assets ..........................................       456,100,934       229,539,376     1,318,763,739
                                                               --------------    --------------    --------------

LIABILITIES:
  Dividends payable .......................................           925,709           286,616         1,405,424
  Payable for investment securities purchased .............                --         3,523,704                --
  Adviser and Administrator fees payable ..................           192,264            78,636           425,384
  Distribution fees payable ...............................            37,979            21,936           179,643
  Accrued expenses ........................................            55,583            39,661            86,666
                                                               --------------    --------------    --------------
    Total Liabilities .....................................         1,211,535         3,950,553         2,097,117
                                                               --------------    --------------    --------------

  NET ASSETS ..............................................    $  454,889,399    $  225,588,823    $1,316,666,622
                                                               ==============    ==============    ==============

NET ASSETS CONSIST OF:
  Capital Stock - Authorized an unlimited number of shares,
    par value $0.01 per share .............................    $    4,548,750    $    2,255,765    $   13,165,967
  Additional paid-in capital ..............................       450,339,469       223,322,958     1,303,499,124
  Accumulated net realized gain (loss) on investments .....             1,180            10,100             1,531
                                                               --------------    --------------    --------------
                                                               $  454,889,399    $  225,588,823    $1,316,666,622
                                                               ==============    ==============    ==============

SHARES OF BENEFICIAL INTEREST:
  Original Shares Class:
    Net Assets ............................................    $  285,723,223    $  132,562,517    $  429,420,605
                                                               ==============    ==============    ==============

    Shares outstanding ....................................       285,421,780       132,554,487       429,390,917
                                                               ==============    ==============    ==============

    Net asset value per share .............................    $         1.00    $         1.00    $         1.00
                                                               ==============    ==============    ==============

  Service Shares Class:
    Net Assets ............................................    $  169,166,176    $   93,026,306    $  887,246,017
                                                               ==============    ==============    ==============

    Shares outstanding ....................................       169,453,229        93,022,054       887,205,775
                                                               ==============    ==============    ==============

    Net asset value per share .............................    $         1.00    $         1.00    $         1.00
                                                               ==============    ==============    ==============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

                                                             CASH           TAX-FREE        GOVERNMENT
                                                             FUND             FUND             FUND
                                                         ------------     ------------     ------------
INVESTMENT INCOME:

  Interest income ...................................    $ 17,781,580     $  5,777,183     $ 39,881,597
                                                         ------------     ------------     ------------

EXPENSES:
  Investment Advis er fees (note 3) .................       1,745,002          649,291        3,504,214
  Administrator fees (note 3) .......................         661,973          206,817          786,951
  Distribution fees (note 3) ........................         417,067          219,710        1,740,241
  Trustees' fees and expenses .......................         101,603           66,258          156,670
  Legal fees (note 3) ...............................          49,805           25,342          109,037
  Registration fees and dues ........................          49,688           13,427           39,786
  Insurance .........................................          44,647           18,626           94,739
  Shareholders' reports .............................          38,081            7,083           33,835
  Fund accounting fees ..............................          30,900           28,512           29,400
  Auditing and tax fees .............................          17,056           16,451           20,713
  Transfer and shareholder servicing agent fees .....          15,058           14,262           15,755
  Custodian fees ....................................           8,199           12,133            9,935
  Chief Compliance Officer (note 3) .................           5,044            5,044            5,044
  Miscellaneous .....................................          18,445           15,097           65,515
                                                         ------------     ------------     ------------
  Total expenses ....................................       3,202,568        1,298,053        6,611,835
  Expenses paid indirectly (note 5) .................          (1,659)          (3,767)          (9,258)
                                                         ------------     ------------     ------------
  Net expenses ......................................       3,200,909        1,294,286        6,602,577
                                                         ------------     ------------     ------------
Net investment income ...............................      14,580,671        4,482,897       33,279,020
Net realized gain (loss) from securities transactions           1,180           10,100            2,274
                                                         ------------     ------------     ------------

Net change in net assets resulting from operations ..    $ 14,581,851     $  4,492,997     $ 33,281,294
                                                         ============     ============     ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         CASH FUND                             TAX-FREE FUND
                                            -----------------------------------     -----------------------------------
                                               Year Ended          Year Ended          Year Ended          Year Ended
                                             March 31, 2006      March 31, 2005      March 31, 2006      March 31, 2005
                                            ---------------     ---------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
 Net investment income .................    $    14,580,671     $     5,915,623     $     4,482,897     $     2,023,379
 Net realized gain (loss)
  from securities transactions .........              1,180                  --              10,100                  --
                                            ---------------     ---------------     ---------------     ---------------
 Net change in net assets
  resulting from operations ............         14,581,851           5,915,623           4,492,997           2,023,379
                                            ---------------     ---------------     ---------------     ---------------

DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
 Original Shares .......................         (9,721,572)         (4,534,518)         (1,704,092)           (549,754)
 Service Shares ........................         (4,859,099)         (1,381,105)         (2,778,805)         (1,473,625)
                                            ---------------     ---------------     ---------------     ---------------
 Total dividends to shareholders
 from net investment income ............        (14,580,671)         (5,915,623)         (4,482,897)         (2,023,379)
                                            ---------------     ---------------     ---------------     ---------------

CAPITAL SHARE TRANSACTIONS
(at $1.00 per share):
 Proceeds from shares sold:
 Original Shares .......................        772,407,051         897,374,600         223,627,397         313,771,101
 Service Shares ........................        498,998,950         473,009,866         165,033,651          93,903,240
                                            ---------------     ---------------     ---------------     ---------------
                                              1,271,406,001       1,370,384,466         388,661,048         407,674,341
                                            ---------------     ---------------     ---------------     ---------------

 Reinvested dividends:
 Original Shares .......................            217,287              99,479              91,298              65,741
 Service Shares ........................          4,773,677           1,230,616           1,695,763             493,472
                                            ---------------     ---------------     ---------------     ---------------
                                                  4,990,964           1,330,095           1,787,061             559,213
                                            ---------------     ---------------     ---------------     ---------------

 Cost of shares redeemed:
 Original Shares .......................       (853,144,228)       (818,780,462)       (225,091,397)       (278,691,955)
 Service Shares ........................       (500,085,192)       (427,424,705)       (145,858,384)        (71,906,960)
                                            ---------------     ---------------     ---------------     ---------------
                                             (1,353,229,420)     (1,246,205,167)       (370,949,781)       (350,598,915)
                                            ---------------     ---------------     ---------------     ---------------
 Change in net assets
 from capital share transactions .......        (76,832,455)        125,509,394          19,498,328          57,634,639
                                            ---------------     ---------------     ---------------     ---------------
 Total change in net assets ............        (76,831,275)        125,509,394          19,508,428          57,634,639

NET ASSETS:
 Beginning of period ...................        531,720,674         406,211,280         206,080,395         148,445,756
                                            ---------------     ---------------     ---------------     ---------------
 End of period* ........................    $   454,889,399     $   531,720,674     $   225,588,823     $   206,080,395
                                            ===============     ===============     ===============     ===============

*Includes undistributed (distributions
 in excess of) net investment income of:    $            --     $        13,438     $            --     $      (107,877)
                                            ===============     ===============     ===============     ===============

                                                      GOVERNMENT FUND
                                            -----------------------------------
                                               Year Ended          Year Ended
                                             March 31, 2006      March 31, 2005
                                            ---------------     ---------------
INCREASE (DECREASE) IN NET ASSET
 OPERATIONS:
 Net investment income .................    $    33,279,020     $    10,709,831
 Net realized gain (loss)
  from securities transactions .........              2,274                (743)
                                            ---------------     ---------------
 Net change in net assets
  resulting from operations ............         33,281,294          10,709,088
                                            ---------------     ---------------

DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
 Original Shares .......................        (12,231,234)         (5,785,972)
 Service Shares ........................        (21,047,786)         (4,923,859)
                                            ---------------     ---------------
 Total dividends to shareholders
 from net investment income ............        (33,279,020)        (10,709,831)
                                            ---------------     ---------------

CAPITAL SHARE TRANSACTIONS
(at $1.00 per share):
 Proceeds from shares sold:
 Original Shares .......................        892,335,436         819,559,720
 Service Shares ........................      3,155,652,101       2,125,769,411
                                            ---------------     ---------------
                                              4,047,987,537       2,945,329,131
                                            ---------------     ---------------

 Reinvested dividends:
 Original Shares .......................            139,115              42,138
 Service Shares ........................         21,010,927           5,231,536
                                            ---------------     ---------------
                                                 21,150,042           5,273,674
                                            ---------------     ---------------

 Cost of shares redeemed:
 Original Shares .......................       (817,340,270)       (728,780,568)
 Service Shares ........................     (2,867,454,460)     (2,128,042,587)
                                            ---------------     ---------------
                                             (3,684,794,730)     (2,856,823,155)
                                            ---------------     ---------------

 Change in net assets
 from capital share transactions .......        384,342,849          93,779,650
                                            ---------------     ---------------
 Total change in net assets ............        384,345,123          93,778,907

NET ASSETS:
 Beginning of period ...................        932,321,499         838,542,592
                                            ---------------     ---------------
 End of period* ........................    $ 1,316,666,622     $   932,321,499
                                            ===============     ===============

*Includes undistributed (distributions
 in excess of) net investment income of:    $            --     $        68,263
                                            ===============     ===============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2006
--------------------------------------------------------------------------------

1. ORGANIZATION

      Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

      The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust ("Cash Fund") (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust ("Tax-Free Fund") (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust ("Goverment

      Fund") (a diversified  portfolio  which  commenced  operations on April 4,
1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

d) MULTIPLE CLASS ALLOCATIONS: Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

e) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

f) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
      Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

g) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On March 31, 2006, a reclassification has been made to increase (decrease) undistributed net investment income (distributions in excess of net investment income), accumulated net realized gain (loss) on investments and additional paid-in capital for the Funds as follows:


                                                         Tax-Free     Government
                                           Cash Fund       Fund          Fund
                                           ---------    ---------     ----------
Additional Paid-in Capital ........        $  13,438    $(107,877)    $  68,263
Undistributed net investment income           13,438      107,877       (68,263)

      These reclassifications are primarily due to dividend redesignations. Net assets are not affected by these changes.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under Administration Agreements with the Funds. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Trust. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

      Cash Fund - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.

      Tax-Free Fund - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      Government Fund - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. Advisory and administrative fees in a given fiscal year may be recouped prior to the end of such year if interest rates were to increase. Contractual reduction of fees, if any, is calculated on a fiscal year basis. No such reduction in fees was required for the year ended March 31, 2006.

      Under a Compliance Agreement with the Administrator, the Administrator is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

b) DISTRIBUTION AND SERVICE FEES:

      Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the respective Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the respective Fund's Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

      Under   Distribution   Agreements,   Aquila   Distributors,    Inc.   (the
"Distributor") serves as the exclusive distributor of each Fund's shares. No compensation or fees are paid to the Distributor for such share distribution.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended March 31, 2006, the following amounts were incurred for legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the respective Fund's ongoing operations:
Cash Fund $47,286; Tax-Free Fund $24,270; Government Fund $103,645. The Secretary of the Trust is a Partner of that firm.

4. GUARANTEES OF CERTAIN COMMERCIAL PAPER

      Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

5. EXPENSES

      The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

6. PORTFOLIO ORIENTATION

      Since the Tax-Free Fund has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

7. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

      The tax character of distributions during fiscal 2006 and 2005 were as follows:

                                 Cash Fund                    Tax-Free Fund               Government Fund
                         --------------------------    --------------------------    --------------------------
                             2006           2005           2006           2005           2006           2005
                         -----------    -----------    -----------    -----------    -----------    -----------
Net tax-exempt income    $        --    $        --    $ 4,452,274    $ 2,023,379    $        --    $        --
Ordinary income .....     14,497,718      5,915,623             --             --     33,395,289     10,709,831
Capital gain ........             --             --             --             --             --             --
                         -----------    -----------    -----------    -----------    -----------    -----------
Total ...............    $14,497,718    $ 5,915,623    $ 4,452,274    $ 2,023,379    $33,395,289    $10,709,831
                         ===========    ===========    ===========    ===========    ===========    ===========

      As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

                                                         Tax-Free     Government
                                          Cash Fund        Fund          Fund
                                          ----------    ----------    ----------
Undistributed ordinary income ........    $  926,889    $   10,100    $1,406,955
Undistributed tax exempt  imcome .....            --                   286,616 -
Accumulated net realized loss
  on investments .....................            --            --            --
                                          ----------    ----------    ----------
                                          $  926,889    $  296,716    $1,406,955
                                          ==========    ==========    ==========

8. CHANGE IN PRINCIPAL ACCOUNTANTS

      KPMG LLP was previously the principal accountants for the Pacific Captial Funds of Cash Assets Trust. On July 27, 2005 KPMG LLP resigned as the principal accountants of the Trust and Tait, Weller & Baker LLP was engaged as the principal accountants to audit the Trust's financial statements for the fiscal year of 2006. The decision was made by the Audit Committee of the Board of Trustees.

      The audit reports of KPMG LLP on the Trust's financial statements as of and for the years ended March 31, 2005 and 2004 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

      In connection with the audits of the two fiscal years ended March 31, 2005 and 2004 and the subsequent interim period through the opinion date of May 23, 2005 there were no reportable events or disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused them to make reference in connection with their opinion to the subject matter of the disagreements.

PACIFIC CAPITAL
CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        ORIGINAL SHARES                               SERVICE SHARES
                                           ------------------------------------------   ------------------------------------------
                                                       Year Ended March 31,                         Year Ended March 31,
                                           ------------------------------------------   ------------------------------------------
                                            2006     2005     2004     2003     2002     2006     2005     2004     2003     2002
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Net asset value, beginning of period ....  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Income from investment operations:
  Net investment income .................    0.03*    0.01     0.01     0.01     0.03     0.03*    0.01     0.01     0.01     0.02
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Less distributions:
  Dividends from net investment income ..   (0.03)   (0.01)   (0.01)   (0.01)   (0.03)   (0.03)   (0.01)   (0.01)   (0.01)   (0.02)
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Net asset value, end of period ..........  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                           ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

Total return ............................    3.20%    1.36%    0.90%    1.35%    2.52%    2.94%    1.11%    0.65%    1.09%    2.27%

Ratios/supplemental data
  Net assets, end of period (in millions)  $  286   $  366   $  287   $  361   $  353   $  169   $  166   $  119   $  123   $  146
  Ratio of expenses to average net assets    0.58%    0.37%    0.21%    0.36%    0.58%    0.83%    0.61%    0.46%    0.61%    0.83%
  Ratio of net investment income to
    average net assets ..................    3.09%    1.39%    0.90%    1.34%    2.51%    2.91%    1.12%    0.65%    1.10%    2.36%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees
  (note 3) for the three years below were :

  Ratio of expenses to average net assets      **     0.57%    0.57%    0.58%      **       **     0.81%    0.82%    0.83%      **
  Ratio of net investment income to
    average net assets ..................      **     1.19%    0.54%    1.12%      **       **     0.91%    0.29%    0.88%      **

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets    0.58%    0.37%    0.21%    0.36%    0.57%    0.83%    0.61%    0.46%    0.61%    0.82%

----------
* Per share amounts have been calculated using the monthly average shares method.
** No reduction in the Advisor's and the Administrator's fees was required during the year.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         ORIGINAL SHARES                             SERVICE SHARES
                                           ------------------------------------------   ------------------------------------------
                                                      Year Ended March 31,                          Year Ended March 31,
                                           ------------------------------------------   ------------------------------------------
                                            2006     2005     2004     2003     2002     2006     2005     2004     2003     2002
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Net asset value, beginning of period ....  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Income from investment operations:
  Net investment income .................    0.02*    0.01     0.01     0.01     0.02     0.02*    0.01     0.01     0.01     0.02
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Less distributions:
  Dividends from net investment income ..   (0.02)   (0.01)   (0.01)   (0.01)   (0.02)   (0.02)   (0.01)   (0.01)   (0.01)  (0.02))
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Net asset value, end of period ..........  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                           ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

Total return ............................    2.21%    1.16%    0.84%    1.15%    2.00%    1.96%    0.90%    0.59%    0.90%    1.75%

Ratios/supplemental data
  Net assets, end of period (in millions)  $  133   $  134   $   99   $  130   $  100   $   93   $   72   $   50   $   56   $   52
  Ratio of expenses to average net assets    0.50%    0.29%    0.17%    0.28%    0.51%    0.75%    0.53%    0.42%    0.53%    0.77%
  Ratio of net investment income to
  average net assets ....................    2.20%    1.17%    0.84%    1.13%    1.94%    1.94%    0.92%    0.59%    0.89%    1.77%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees
  (note 3) for the three years below were:

  Ratio of expenses to average net assets      **     0.49%    0.52%    0.50%      **       **     0.75%    0.77%    0.76%      **
  Ratio of net investment income to
    average net assets ..................      **     0.96%    0.50%    0.90%      **       **     0.71%    0.25%    0.66%      **

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets    0.50%    0.28%    0.17%    0.27%    0.51%    0.75%    0.53%    0.42%    0.52%    0.77%

----------
* Per share amounts have been calculated using the monthly average shares method.
** No reduction in the Advisor's and the Administrator's fees was required during the year.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         ORIGINAL SHARES                              SERVICE SHARES
                                           ------------------------------------------   ------------------------------------------
                                                       Year Ended March 31,                         Year Ended March 31,
                                           ------------------------------------------   ------------------------------------------
                                            2006     2005     2004     2003     2002     2006     2005     2004     2003     2002
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Net asset value, beginning of period ....  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Income from investment operations:
  Net investment income .................    0.03*    0.01     0.01     0.01     0.03     0.03*    0.01     0.01     0.01     0.02
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Less distributions:
  Dividends from net investment income ..   (0.03)   (0.01)   (0.01)   (0.01)   (0.03)   (0.03)   (0.01)   (0.01)   (0.01)   (0.02)
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Net asset value, end of period ..........  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                           ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

Total return ............................    3.25%    1.41%    0.96%    1.34%    2.73%    3.00%    1.16%    0.71%    1.09%    2.48%

Ratios/supplemental data
  Net assets, end of period (in millions)  $  429   $  354   $  263   $  270   $  306   $  887   $  578   $  575   $  448   $  457
  Ratio of expenses to average net assets    0.45%    0.27%    0.11%    0.25%    0.45%    0.70%    0.52%    0.36%    0.49%    0.70%
  Ratio of net investment income to
  average net assets ....................    3.25%    1.42%    0.96%    1.34%    2.47%    3.02%    1.16%    0.71%    1.08%    2.39%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees
  (note 3) for the three years below were:

  Ratio of expenses to average net assets      **     0.45%    0.46%    0.46%      **       **     0.70%    0.71%    0.71%      **
  Ratio of net investment income to
    average net assets ..................      **     1.24%    0.62%    1.12%      **       **     0.98%    0.36%    0.86%      **

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets    0.45%    0.27%    0.11%    0.24%    0.45%    0.70%    0.52%    0.36%    0.49%    0.70%

----------
* Per share amounts have been calculated using the monthly average shares method.
** No reduction in the Advisor's and the Administrator's fees was required during the year.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)
TRUSTEES AND OFFICERS(1)(2)

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND              PRINCIPAL                                    COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
INTERESTED TRUSTEE(6)

Diana P. Herrmann       Trustee since 2004,    Vice Chair and Chief Executive Officer           12          None
New York, NY            President since 1998   of Aquila Management Corporation,
(02/25/58)              and Vice Chair since   Founder of the Aquila(SM) Group of
                        2003                   Funds(7) and parent of Aquila Investment
                                               Management LLC, Administrator, since
                                               2004, President and Chief Operating
                                               Officer since 1997, a Director since
                                               1984, Secretary since 1986 and
                                               previously its Executive Vice President,
                                               Senior Vice President or Vice President,
                                               1986-1997; Chief Executive Officer and
                                               Vice Chair since 2004 and President,
                                               Chief Operating Officer and Manager of
                                               the Administrator since 2003; Vice
                                               Chair, President, Executive Vice
                                               President or Senior Vice President of
                                               funds in the Aquila(SM) Group of Funds
                                               since 1986; Director of the Distributor
                                               since 1997; trustee, Reserve
                                               Money-Market Funds, 1999-2000 and
                                               Reserve Private Equity Series,
                                               1998-2000; Governor, Investment Company
                                               Institute and head of its Small Funds
                                               Committee since 2004; active in
                                               charitable and volunteer organizations.

NON-INTERESTED TRUSTEES

Theodore T. Mason       Chair of the Board of  Executive Director, East Wind Power              8           Trustee, Pimco
New York, NY            Trustees since 2004    Partners LTD since 1994 and Louisiana                        Advisors VIT.
(11/24/35)              and Trustee since      Power Partners, 1999-2003; Treasurer,
                        1984                   Alumni Association of SUNY Maritime
                                               College since 2004 (President,
                                               2002-2003, First Vice President,
                                               2000-2001, Second Vice President,
                                               1998-2000) and director of the same
                                               organization since 1997; Director, STCM
                                               Management Company, Inc., 1973-2004;
                                               twice national officer of Naval Reserve
                                               Association, commanding officer of four
                                               naval reserve units and Captain, USNR
                                               (Ret); director, The Navy League of the
                                               United States New York Council since
                                               2002; trustee, The Maritime Industry
                                               Museum at Fort Schuyler, 2000-2004; and
                                               the Maritime College at Fort Schuyler
                                               Foundation, Inc. since 2000.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND              PRINCIPAL                                    COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
Thomas W. Courtney      Trustee                President, Courtney Associates, Inc., a          5           Chairman of the Board
Sewickley, PA           since 1984             venture capital firm, since 1988.                            of Oppenheimer Quest
(08/17/33)                                                                                                  Value Funds Group,
                                                                                                            Oppenheimer Small Cap
                                                                                                            Value Fund,
                                                                                                            Oppenheimer Midcap
                                                                                                            Fund, and Oppenheimer
                                                                                                            Rochester Group of
                                                                                                            Funds; Chairman of
                                                                                                            the Board of Pimco
                                                                                                            Advisors VIT.

Stanley W. Hong         Trustee since 1993     President, Waste Management of Hawaii,           4           Trustee, Pacific
Honolulu, HI                                   Inc. and Corporate Vice President -                          Capital Funds, which
(04/05/36)                                     Hawaii Area for Waste Management, Inc.,                      includes 11 bond and
                                               2001-2005; Trustee, The King William                         other stock funds;
                                               Charles Lunalilo Trust Estate since                          First Insurance Co.
                                               2001; President and Chief Executive                          of Hawaii, Ltd.,
                                               Officer, The Chamber of Commerce of                          Lanihau Properties,
                                               Hawaii, 1996-2001; Director PBS - Hawaii                     Ltd., The Westye
                                               Foundation since 1998; Regent, Chaminade                     Group - West
                                               University of Honolulu since 1991;                           (Hawaii), Inc.
                                               Trustee, Heald College since 1998;
                                               Trustee, the Nature Conservancy of
                                               Hawaii since 1998; Trustee, Child and
                                               Family Service since 2005; Director, The
                                               East West Center Foundation since 2006;
                                               and a director of other corporate and
                                               community organizations.

Russell K. Okata        Trustee since 1993     Executive Director, Hawaii Government            4           Trustee, Pacific
Honolulu, HI                                   Employees Association AFSCME Local 152,                      Capital Funds, which
(03/22/44)                                     AFL-CIO since 1981; International Vice                       includes 11 bond and
                                               President, American Federation of State,                     stock funds;
                                               County and Municipal Employees, AFL-CIO                      Chairman, Royal State
                                               since 1981; director of various civic                        Group (insurance).
                                               and charitable organizations.

Douglas Philpotts       Trustee since 1992     Retired; formerly director, Chairman of          4           Trustee, Pacific
Honolulu, HI                                   the Board and President of Hawaiian                          Capital Funds, which
(11/21/31)                                     Trust Company, Limited; present or                           includes 11 bond and
                                               former director of various Hawaii-based                      stock funds.
                                               civic and charitable organizations.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND              PRINCIPAL                                    COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
Oswald K. Stender       Trustee                Director, Hawaiian Electric Industries,          4           Trustee, Pacific
Honolulu, HI            since 1993             Inc., a public utility holding company,                      Capital Funds, which
(10/08/31)                                     1993-2004; trustee, the Bernice Pauahi                       includes 11 bond and
                                               Bishop Estate 1990-1999; trustee, Office                     stock funds;
                                               of Hawaiian Affairs and a member or                          director, Grace
                                               trustee of several community                                 Pacific Corporation,
                                               organizations.                                               an asphalt paving
                                                                                                            company, and ACE
                                                                                                            Trucking Inc.

OTHER INDIVIDUALS

CHAIRMAN EMERITUS(8)

Lacy B. Herrmann        Founder, Chairman      Founder and Chairman of the Board,               N/A         N/A
New York, NY            Emeritus since 2004,   Aquila Management Corporation, the
(05/12/29)              Trustee, 1984-2004,    sponsoring organization and parent of
                        and Chairman of the    the Manager or Administrator and/or
                        Board of Trustees,     Adviser or Sub-Adviser to each fund of
                        1984-2003              the Aquila(SM) Group of Funds; Chairman of
                                               the Manager or Administrator and/or
                                               Adviser or Sub-Adviser to each since
                                               2004; Founder and Chairman Emeritus of
                                               each fund in the Aquila(SM) Group of
                                               Funds; previously Chairman and a Trustee
                                               of each fund in the Aquila(SM) Group of
                                               Funds since its establishment until 2004
                                               or 2005; Director of the Distributor
                                               since 1981 and formerly Vice President
                                               or Secretary, 1981-1998; Trustee
                                               Emeritus, Brown University and the
                                               Hopkins School; active in university,
                                               school and charitable organizations.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND              PRINCIPAL                                    COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
OFFICERS

Charles E. Childs, III  Executive Vice         Executive Vice President of all funds in         N/A         N/A
New York, NY            President              the Aquila(SM) Group of Funds and the
(04/01/57)              since 2003             Administrator and the Administrator's
                                               parent since 2003; formerly Senior Vice
                                               President, corporate development, Vice
                                               President, Assistant Vice President and
                                               Associate of the Administrator's parent
                                               since 1987; Senior Vice President, Vice
                                               President or Assistant Vice President of
                                               the Aquila Money-Market Funds,
                                               1988-2003.

Sherri Foster           Vice President         Senior Vice President, Hawaiian Tax-Free         N/A         N/A
Lahaina, HI             since 1997             Trust since 1993 and formerly Vice
(07/27/50)                                     President or Assistant Vice President;
                                               Vice President or Assistant Vice
                                               President of the three Aquila
                                               Money-Market Funds; Registered
                                               Representative of the Distributor since
                                               1985.

John M. Herndon         Vice President since   Assistant Secretary of the Aquila(SM)            N/A         N/A
New York, NY            1990 and Assistant     Group of Funds since 1995 and Vice
(12/17/39)              Secretary since 1995   President of the three Aquila
                                               Money-Market Funds since 1990; Vice
                                               President of the Administrator or its
                                               predecessor and current parent since
                                               1990.

Robert W. Anderson      Chief Compliance       Chief Compliance Officer of the Trust            N/A         N/A
New York, NY            Officer since 2004     and each of the other funds in the
(08/23/40)              and Assistant          Aquila(SM) Group of Funds, the
                        Secretary since 2000   Administrator and the Distributor since
                                               2004, Compliance Officer of the
                                               Administrator or its predecessor and
                                               current parent since 1998 and Assistant
                                               Secretary of the Aquila(SM) Group of Funds
                                               since 2000.

Joseph P. DiMaggio      Chief Financial        Chief Financial Officer of the Aquila(SM)        N/A         N/A
New York, NY            Officer since 2003     Group of Funds since 2003 and Treasurer
(11/06/56)              and Treasurer          since 2000.
                        since 2000

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND              PRINCIPAL                                    COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
Edward M. W. Hines      Secretary since 1984   Partner, Hollyer Brady Barrett & Hines           N/A         N/A
New York, NY                                   LLP, legal counsel to the Trust, since
(12/16/39)                                     1989; Secretary of the Aquila(SM) Group of
                                               Funds.

Lori A. Vindigni        Assistant Treasurer    Assistant Treasurer of the Aquila(SM)            N/A         N/A
New York, NY            since 2000             Group of Funds since 2000; Assistant
(11/02/66)                                     Vice President of the Administrator or
                                               its predecessor and current parent since
                                               1998; Fund Accountant for the Aquila(SM)
                                               Group of Funds, 1995-1998.

----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust's investment adviser.

(3) The mailing address of each Trustee and officer is c/o The Pacific Capital Funds of Cash Assets Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(4) Because the Trust does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(5) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(6) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator's corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor.

(7) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds, which do not include the dormant funds described in footnote 5, are called the "Aquila(SM) Group of Funds."

(8) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on October 1, 2005 and held for the six months ended March 31, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED MARCH 31, 2006

                                    BEGINNING        ENDING          EXPENSES
                       ACTUAL        ACCOUNT         ACCOUNT       PAID DURING
                   TOTAL RETURN(1)    VALUE           VALUE        THE PERIOD(2)
--------------------------------------------------------------------------------
CASH FUND
Original Shares         1.84%       $1,000.00       $1,018.40       $    2.97
Service Shares          1.71%       $1,000.00       $1,017.10       $    4.22
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares         1.22%       $1,000.00       $1,012.20       $    2.56
Service Shares          1.09%       $1,000.00       $1,010.90       $    3.81
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares         1.87%       $1,000.00       $1,018.70       $    2.26
Service Chares          1.74%       $1,000.00       $1,017.40       $    3.52
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.59% AND 0.84%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.51% AND 0.76%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.45% AND 0.70%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each of the respective Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the respective Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

FOR THE SIX MONTHS ENDED MARCH 31, 2006

                    HYPOTHETICAL
                     ANNUALIZED     BEGINNING        ENDING          EXPENSES
                        TOTAL        ACCOUNT         ACCOUNT       PAID DURING
                       RETURN         VALUE           VALUE         THE PERIOD
--------------------------------------------------------------------------------
CASH FUND
Original Shares         5.00%       $1,000.00       $1,021.99       $    2.97
Service Shares          5.00%       $1,000.00       $1,020.74       $    4.23
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares         5.00%       $1,000.00       $1,022.39       $    2.57
Service Shares          5.00%       $1,000.00       $1,021.14       $    3.83
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares         5.00%       $1,000.00       $1,022.69       $    2.27
Service Chares          5.00%       $1,000.00       $1,021.44       $    3.53
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.59% AND 0.84%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.51% AND 0.76%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.45% AND 0.70%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code of 1986, as amended. NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended March 31, 2006, $4,452,274 of dividends paid by the Tax-Free Fund were exempt-interest dividends. For the Cash Fund and the Government Fund all of the dividends paid were ordinary dividend income.

      Prior to January 31, 2006, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2005 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(SM) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holding with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The three portfolios of the Trust do not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which any of the three portfolios of the Trust were entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICES (UNAUDITED)

                   PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               INVESTMENT ADVISER

                    Asset Management Group of Bank of Hawaii
                     P.O. Box 3170 o Honolulu, Hawaii 96802

                                  ADMINISTRATOR

                        Aquila Investment Management LLC
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                                BOARD OF TRUSTEES

                            Theodore T. Mason, Chair
                          Diana P. Herrmann, Vice Chair
                               Thomas W. Courtney
                                 Stanley W. Hong
                                Russell K. Okata
                                Douglas Philpotts
                                Oswald K. Stender

                          CHAIRMAN EMERITUS AND FOUNDER

                                Lacy B. Herrmann

                                    OFFICERS

                          Diana P. Herrmann, President
                Charles E. Childs, III, Executive Vice President
                          Sherri Foster, Vice President
                  Robert W. Anderson, Chief Compliance Officer
            Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                          Edward M.W. Hines, Secretary

                                   DISTRIBUTOR

                            Aquila Distributors, Inc.
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT

                                    PFPC Inc.
                     101 Sabin Street o Pawtucket, RI 02860

                                    CUSTODIAN

                          Bank One Trust Company, N.A.
                   1111 Polaris Parkway o Columbus, Ohio 43240

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                            Tait, Weller & Baker LLP
             1818 Market Street, Suite 2400 o Philadelphia, PA 19103

               Further information is contained in the Prospectus
                  which must precede or accompany this report.

ITEM 2.  CODE OF ETHICS.

(a) As of March 31, 2006 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were:

						2005		2006
                               	----	      ----

Cash Assets Trust				18,095	13,000
Tax-Free Cash Assets Trust		17,000	13,000
US Government Securities		17,008	13,000

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant for return preparation and tax compliance were:

						2005		2006
                                   	----	      ----

Cash Assets Trust				9,556		1,500
Tax-Free Cash Assets Trust		7,755		1,500
US Government Securities		15,834	1,500

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure tat information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated t registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and
Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CASH ASSETS TRUST


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
June 8, 2006


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
June 8, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
June 8, 2006

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 8, 2006






CASH ASSETS TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.